ROU Assets and Operating Lease Liabilities - Schedule of Remaining Contractual Maturities of Lease Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Remaining Contractual Maturities [Abstract]
2026	$ 123,395
2027	82,264
Total future lease payments	205,659
Less: imputed interest	(6,557)
Present value of lease obligations	$ 199,102	$ 289,922